Acquisitions - Additional Information (Detail) - USD ($) $ in Millions						12 Months Ended
	Dec. 23, 2014	Oct. 02, 2014	Aug. 06, 2014	Jul. 31, 2014	Jun. 30, 2014	Dec. 31, 2014
Selling, General and Administrative Expense
Business Acquisition [Line Items]
Acquisition related costs						$ 0.6
Slone Lumber
Business Acquisition [Line Items]
Cash consideration for certain assets acquired					$ 8.7
Date of acquisition						Jun. 30, 2014
West Orange
Business Acquisition [Line Items]
Cash consideration for certain assets acquired				$ 9.8
Date of acquisition						Jul. 31, 2014
Truss Rite
Business Acquisition [Line Items]
Cash consideration for certain assets acquired			$ 14.6
Date of acquisition						Aug. 06, 2014
Trim Tech of Austin
Business Acquisition [Line Items]
Cash consideration for certain assets acquired		$ 19.4
Date of acquisition						Oct. 01, 2014
Empire Truss
Business Acquisition [Line Items]
Cash consideration for certain assets acquired	$ 16.8
Date of acquisition						Dec. 22, 2014